J.P. Morgan Mortgage Trust 2025-6 ABS-15G

Exhibit 99.13

Seller Name	JPM Loan ID	Seller Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Initial Exception Grade	Final Exception Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
###	304682177	###	1107130	04/28/2025	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure	TRID 0195	3	2	Acknowledged	Missing valid COC for increase in Appraisal Fee from $950 to $1,300 on CD issued (date).

Missing reason for increase from $950 to $1150.
Appraisal increased from $1150 to $1300 due to travel fee of $150.
An additional $175 fee was added for final inpection.
The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on (date): Appraisal Fee, Tax Related Service Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).	Verified credit history - Middle Credit Score 762 > 660 Minimum Required.; Verified housing payment history - Credit report reflects one open mortgage satisfactorily rated 36 months.; Low LTV/CLTV/HCLTV - 45.95% LTV < 89.99% Max Allowed.;	05/02/2025 Restitution refund 04/30/2025 COC was issued on (date) with the LE that had an increase of $225	05/05/2025 EV2/B Recd cover letter, PCCD, refund check $350 and courier tracking receipt to evidence package is in transit to borrower within 60 days of consummation.

															04/30/2025 Attached COC is insufficient to satisfy the finding. COC is for the re-inspection fee. Missing is the COC for the increase to appraisal fee from $950 originally disclosed to $1150.	Funded	C	B	C	B	C	B	C	B	C	B
###	304682177	###	1107234	04/29/2025	Credit	Missing or Incomplete 4506-T/4506-C	CRED 0095	3	1	Closed	Personal tax returns were obtained for tax years (year) and (year), but the 4506C form only covers years (years).	05/01/2025	Verified credit history - Middle Credit Score 762 > 660 Minimum Required.; Verified housing payment history - Credit report reflects one open mortgage satisfactorily rated 36 months.; Low LTV/CLTV/HCLTV - 45.95% LTV < 89.99% Max Allowed.;	05/01/2025 4506 C signed for personal and business to include (year)	05/01/2025 Exception is cleared with the attached 4506-C forms for borrower individually and for self-employment businesses covering years XXX.	Funded	C	A	C	A	C	A	C	A	C	A
###	304682177	###	1107244	04/29/2025	Credit	Underwriting Loan Approval is Deficient	APRV 0010	3	1	Closed	Missing final loan approval / 1008 to match (aus) in file. Approval and 1008 in file reflects a qualifying DTI of 33.07%, which excludes the debt service on the departing residence. Review DTI 43.14% < 3% variance from the (aus) approved DTI of 44.83%.	05/01/2025	Verified credit history - Middle Credit Score 762 > 660 Minimum Required.; Verified housing payment history - Credit report reflects one open mortgage satisfactorily rated 36 months.; Low LTV/CLTV/HCLTV - 45.95% LTV < 89.99% Max Allowed.;	05/01/2025 1008 corrected	05/01/2025 Recd updated 1008, DTI 44.82% agrees with the (aus).	Funded	C	A	C	A	C	A	C	A	C	A
###	304682177	###	1107246	04/29/2025	Credit	Gift Funds not Properly Verified	CRED 0018	3	1	Closed	Closing condition required wire confirmation and donor statement showing withdrawal of gift finds. The wire notification is in file. Missing donor statement.	05/01/2025	Verified credit history - Middle Credit Score 762 > 660 Minimum Required.; Verified housing payment history - Credit report reflects one open mortgage satisfactorily rated 36 months.; Low LTV/CLTV/HCLTV - 45.95% LTV < 89.99% Max Allowed.;	05/01/2025 (investor) follows (agency) a wire at closing Evidence of the electronic transfer of funds from the donor's account to the closing agent (Source 1)	05/01/2025 Agree, gift letter and incoming wire notification satisfies agency requirements.	Funded	C	A	C	A	C	A	C	A	C	A
###	304682177	###	1107248	04/29/2025	Credit	Missing Letter of Explanation	CRED 0104	3	1	Closed	Missing letter of explanation addressing the discrepancy between borrowers self-employment businesses start dates:

(entity) - Formation Date per SOS (date) / (year) (business tax retrun) reflects (date)
(entity) per SOS (date) / (year) (business tax return) reflects (date)

Lender inquired with the borrower, but review was unable to locate borrowers response in file.

												05/01/2025	Verified credit history - Middle Credit Score 762 > 660 Minimum Required.; Verified housing payment history - Credit report reflects one open mortgage satisfactorily rated 36 months.; Low LTV/CLTV/HCLTV - 45.95% LTV < 89.99% Max Allowed.;	05/01/2025 LOX from (tax preparer)	05/01/2025 Recd (tax preparer) letter confirming qualifying self-employment source elected to change entity classification. Change in classification explains formation date discrepancy.	Funded	C	A	C	A	C	A	C	A	C	A
###	304682177	###	1107249	04/29/2025	Credit	Missing P&L	CR 0014	3	1	Closed	P&L's are signed by unknown 3rd party, (name). P&L was to be signed by the borrower.	05/01/2025	Verified credit history - Middle Credit Score 762 > 660 Minimum Required.; Verified housing payment history - Credit report reflects one open mortgage satisfactorily rated 36 months.; Low LTV/CLTV/HCLTV - 45.95% LTV < 89.99% Max Allowed.;	05/01/2025 Signed P&L	05/01/2025 Recd borrower singed P&L's.	Funded	C	A	C	A	C	A	C	A	C	A
###	304682177	###	1107252	04/29/2025	Compliance	File Documentation is Incomplete	COMP 0047	3	1	Closed	Missing letter from borrower confirming that the relocation from XXX to XXX will not impact self-employment business, (entity).	05/01/2025	Verified credit history - Middle Credit Score 762 > 660 Minimum Required.; Verified housing payment history - Credit report reflects one open mortgage satisfactorily rated 36 months.; Low LTV/CLTV/HCLTV - 45.95% LTV < 89.99% Max Allowed.;	05/01/2025 Prime location for business is in XXX. Tax returns also have the XXX address	05/01/2025 Attached business profile confirms self-employment is located in XXX. Review confirmed business tax returns also reflects XXX. Relocation from XXX to XXX would not be impacted since the business is already located in XXX.	Funded	C	A	C	A	C	A	C	A	C	A
###	304682177	###	1107286	04/29/2025	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	3	1	Closed	Missing confirmation that the borrowers departing residence, (address), does not have any HOA dues.	05/01/2025	Verified credit history - Middle Credit Score 762 > 660 Minimum Required.; Verified housing payment history - Credit report reflects one open mortgage satisfactorily rated 36 months.; Low LTV/CLTV/HCLTV - 45.95% LTV < 89.99% Max Allowed.;	05/01/2025 Listing shows no HOA	05/01/2025 Finding is cleared with the attached screen print from (website) evidencing departing residence does not have any HOA dues.	Funded	C	A	C	A	C	A	C	A	C	A
###	304682177	###	1107296	04/29/2025	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	3	1	Closed	(year) (business tax return) is not signed. 4506C for the borrowers businesses were not provided.	05/01/2025	Verified credit history - Middle Credit Score 762 > 660 Minimum Required.; Verified housing payment history - Credit report reflects one open mortgage satisfactorily rated 36 months.; Low LTV/CLTV/HCLTV - 45.95% LTV < 89.99% Max Allowed.;	05/01/2025 Signed (business tax return) for both businesses	05/01/2025 Recd (year) signed (business tax returns).	Funded	C	A	C	A	C	A	C	A	C	A